Segment Information (Tables)	12 Months Ended
May. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, By Segment
Information on segments, including revenue by geographic distribution within segments, and reconciliations to consolidated revenues and consolidated operating income are as follows for the years ended May 31, 2015, 2014, and 2013:

	2015	2014	2013

	(in thousands)

Revenues:
North America	$1,968,890	$1,808,992	$1,705,675
Europe	615,966	587,463	522,593
Asia-Pacific(2)	188,862	157,781	147,655
Consolidated revenues	$2,773,718	$2,554,236	$2,375,923

Operating income (loss):
North America	$293,139	$272,251	$258,910
Europe(1)	240,014	209,334	179,570
Asia-Pacific(2)	39,697	30,845	31,672
Corporate(3)	(116,253)	(106,931)	(112,939)
Consolidated operating income	$456,597	$405,499	$357,213

Depreciation and amortization:
North America	$81,051	$60,970	$48,882
Europe	39,910	48,589	51,018
Asia-Pacific(2)	9,973	6,139	6,502
Corporate	6,571	6,371	5,386
Consolidated depreciation and amortization	$137,505	$122,069	$111,788

(1) During the year ended May 31, 2015, operating income for the Europe segment includes a $2.9 million gain on the sale of a component of our Russia business that leased automated teller machines to our sponsor bank in Russia. The gain is presented in selling, general and administrate expenses in the consolidated statements of income.
(2)The results of Ezidebit are included in the Asia-Pacific segment from the date of acquisition, October 10, 2014.
(3) Includes a processing system intrusion credit of $7.0 million in fiscal 2014 and a charge of $36.8 million in fiscal 2013.

Schedule of Breakdown of Long-Lived Assets by Geographic Regions
Long-lived assets, excluding goodwill and other intangible assets, by location as of May 31, 2015 and 2014 were as follows:

	2015	2014

	(in thousands)
United States	$284,257	$259,457
Foreign countries	89,886	110,296
	$374,143	$369,753